Other financial liabilities	12 Months Ended
Dec. 31, 2017
Other financial liabilities [Abstract]
Other financial liabilities

22.  Other financial liabilities

The breakdown of the balances of these items is as follows:

Thousand of reais	2016	2015	2014

Credit card obligations	32,049,712	25,420,237	20,611,690
Unsettled financial transactions (2)	3,905,236	3,829,374	5,814,199
Dividends payable	4,553,914	4,346,128	2,846,433
Tax collection accounts - Tax payables	1,077,860	1,157,386	879,834
Liability associated with the transfer of assets (Note 10.g)	428,248	774,673	190,333
Other financial liabilities (1)	2,245,765	1,351,301	1,730,156
Total	44,260,735	36,879,099	32,072,645

(1) On December 31, 2017, includes the financial liabilities in the amount of R$484 million  (2016 and 2015 - R$307 million) related to the put option's commitment of the shares held by Banco Bonsucesso and R$1,223 million (2016 and 2015 - R$950 million) related to the put option having as object the shares held by non-controlling of Getnet SA.

(2) Includes operations to settle with B3 S.A. (Current Company Name of BM&FBovespa) and payment orders in foreign currency.

Note 45-d contains a detail of the residual maturity periods of other financial assets and liabilities at each year-end.